UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

April 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 31.5%

	Colombia – 13.8%

650,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	$419,809
	France – 14.3%

215 EUR	Republic of France	3.000%	10/25/15	AAA	295,954

100 EUR	Republic of France	3.750%	10/25/19	AAA	138,942
	Total France				434,896
	Poland – 3.4%

331 PLN	Republic of Poland	0.000%	1/25/12	A	104,464
	Total Sovereign Debt (cost $966,877)				959,169

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 69.7%

	U.S. Government and Agency Obligations – 37.7%

$ 500	Federal Home Loan Banks, Discount Notes	0.000%	6/04/10	AAA	$499,923

500	Federal Home Loan Banks, Discount Notes	0.458%	7/13/10	AAA	499,823

149	Federal Home Loan Banks, Discount Notes	0.000%	1/04/11	AAA	148,674
1,149	Total U.S. Government and Agency Obligations				1,148,420
	Repurchase Agreements – 32.0%

976	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $976,174, collateralized by $1,000,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $999,300	0.010%	5/03/10	N/A	976,173
	Total Short-Term Investments (cost $2,124,291)				2,124,593
	Total Investments (cost $3,091,168) – 101.2%				3,083,762
	Other Assets Less Liabilities – (1.2)%				(36,037)
	Net Assets – 100%				$3,047,725

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	203,445	U.S. Dollar	116,587	5/04/10	$(453)
Colombian Peso	804,700,000	U.S. Dollar	413,260	6/01/10	2,474
Euro	350,000	U.S. Dollar	467,349	5/28/10	1,301
Euro	80,000	U.S. Dollar	107,603	6/01/10	1,076
Japanese Yen	10,216,305	U.S. Dollar	110,000	5/06/10	1,241
Malaysian Ringgit	265,497	U.S. Dollar	78,260	6/10/10	(4,941)
Malaysian Ringgit	1,200,000	U.S. Dollar	352,962	6/14/10	(23,006)
Mexican Peso	10,321	U.S. Dollar	841	5/03/10	2
New Zealand Dollar	12,600	U.S. Dollar	8,844	5/28/10	(300)
Polish Zloty	302,037	U.S. Dollar	103,316	5/28/10	1,044
South African Rand	872,583	U.S. Dollar	116,295	5/11/10	(1,695)
Swedish Krona	797,749	U.S. Dollar	110,000	5/03/10	(138)
Swedish Krona	800,000	U.S. Dollar	110,373	6/03/10	(88)
U.S. Dollar	112,612	Brazilian Real	203,445	5/04/10	4,428
U.S. Dollar	115,811	Brazilian Real	203,445	6/02/10	537
U.S. Dollar	27,208	Euro	20,000	5/28/10	(576)
U.S. Dollar	106,901	Euro	80,000	6/01/10	(374)
U.S. Dollar	110,000	Hungarian Forint	22,139,150	5/12/10	(447)

Nuveen Investments	1

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

April 30, 2010

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Dollar	115,000	Indonesian Rupiah	1,051,330,000	7/01/10	$485
U.S. Dollar	82,761	Malaysian Ringgit	265,497	6/10/10	440
U.S. Dollar	373,890	Malaysian Ringgit	1,200,000	6/14/10	2,078
U.S. Dollar	117,343	Mexican Peso	1,435,751	6/16/10	(1,248)
U.S. Dollar	110,000	New Turkish Lira	165,286	5/10/10	915
U.S. Dollar	110,000	Polish Zloty	317,446	5/13/10	(2,391)
U.S. Dollar	117,086	South African Rand	872,584	5/11/10	904
U.S. Dollar	110,360	Swedish Krona	800,000	5/03/10	88
					$(18,644)

Interest Rate Swaps outstanding at April 30, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	500,000	NOK	Receive	6-Month NIBOR	4.590%	Annually	12/17/19	$(2,498)	$(2,498)
Credit Suisse	28,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	371	371
Credit Suisse	46,500,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(3,589)	(3,589)
Credit Suisse	18,500,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	2,769	2,769
Deutsche Bank AG	2,400,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(4,528)	(4,528)
Deutsche Bank AG	1,500,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	1,443	1,443
Deutsche Bank AG	4,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	12,318	12,318
Deutsche Bank AG	4,700,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	23,454	23,454
Deutsche Bank AG	2,300,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(15,344)	(15,344)
JPMorgan	90,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(3,949)	(3,949)
JPMorgan	194,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(1,823)	(1,823)
JPMorgan	243,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	65	268
JPMorgan	3,900,000	MXN	Receive	28-Day MXN-TIIE	6.000	28-Day	3/28/12	(851)	(851)
JPMorgan	7,200,000	MXN	Pay	28-Day MXN-TIIE	7.130	28-Day	3/25/15	3,791	3,791
JPMorgan	3,300,000	MXN	Receive	28-Day MXN-TIIE	7.870	28-Day	3/18/20	(2,451)	(2,451)
Morgan Stanley	100,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(992)	(992)
RBC	1,000,000	CAD	Pay	3-Month CAD-BA-CDOR	2.180	Semi-Annually	4/23/12	1,899	1,899
RBC	250,000	PLN	Receive	6-Month WIBOR	5.330	Annually	4/27/20	275	275
RBC	550,000	AUD	Pay	3-Month AUD-BBR	5.420	Quarterly	3/30/12	960	960
RBC	510,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	14,464	14,774
RBC	350,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	1,214	1,214
									$27,511
*	Annualized.

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Sovereign Debt	$—	$959,169	$—	$959,169
Short-Term Investments	976,173	1,148,420	—	2,124,593
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(18,644)	—	(18,644)
Interest Rate Swaps*	—	27,511	—	27,511
Total	$976,173	$2,116,456	$—	$3,092,629
*	Represents net unrealized appreciation (depreciation).

2	Nuveen Investments

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered not to be hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of April 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$63,536	Unrealized depreciation on interest rate swaps*	$36,025
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	17,013	Unrealized depreciation on forward foreign currency exchange contract	35,657
Total			$80,549		$71,682
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $3,095,641.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$7,568
Depreciation	(19,447)
Net unrealized appreciation (depreciation) of investments	$(11,879)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.

N/A	Not applicable.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

CAD-BA-CDOR	Canadian Dollar-Bankers Acceptance-Canadian Deposit Offered Rate

CLICP	Sinacofi Chile Interbank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

April 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 42.6%

	Aerospace & Defense – 0.7%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB	$5,363

25	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	26,156

10	Raytheon Company	4.400%	2/15/20	A–	10,145
40	Total Aerospace & Defense				41,664
	Auto Components – 0.8%

25	Affinia Group Inc.	9.000%	11/30/14	B3	24,969

20	ArvinMeritor Inc.	10.625%	3/15/18	Caa2	21,600
45	Total Auto Components				46,569
	Beverages – 0.6%

20	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	21,780

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,459

10	PepsiCo Inc.	3.750%	3/01/14	Aa3	10,519
35	Total Beverages				37,758
	Building Products – 0.4%

25	Ryland Group Inc.	6.625%	5/01/20	BB–	24,563
	Capital Markets – 2.0%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,325

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	99,990
115	Total Capital Markets				121,315
	Chemicals – 0.9%

10	CF Industries Inc.	6.875%	5/01/18	BB+	10,450

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,220

15	IMC Global Inc.	7.300%	1/15/28	Baa2	16,244

15	Methanex Corporation	8.750%	8/15/12	BBB–	15,975

5	Praxair, Inc.	4.500%	8/15/19	A	5,139
55	Total Chemicals				58,028
	Commercial Banks – 2.1%

20	BB&T Corporation	5.700%	4/30/14	A1	21,995

10	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	10,843

10	KeyCorp.	6.500%	5/14/13	BBB+	10,889

45	Morgan Stanley	5.625%	9/23/19	A	44,462

15	US Bancorp	4.200%	5/15/14	Aa3	15,838

25	Wells Fargo & Company	5.250%	10/23/12	AA–	26,943
125	Total Commercial Banks				130,970
	Commercial Services & Supplies – 1.8%

25	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	30,816

25	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	23,875

20	Square Two Financial Corporation, 144A	11.625%	4/01/17	B	19,700

10	Susser Holdings LLC, 144A (WI/DD)	8.500%	5/15/16	B+	9,885

25	Syncreon Global Ireland, 144A	9.500%	5/01/18	B	25,281
105	Total Commercial Services & Supplies				109,557
	Communications Equipment – 0.2%

15	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	15,506

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 1.1%

$35	American Express Credit Corporation	7.300%	8/20/13	A2	$39,920

25	Provident Funding Associates, 144A	10.250%	4/15/17	Ba3	26,000
60	Total Consumer Finance				65,920
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	4,300

5	Rock-Tenn Company	5.625%	3/15/13	BBB–	5,200
10	Total Containers & Packaging				9,500
	Diversified Financial Services – 3.1%

50	Citigroup Inc.	6.125%	11/21/17	A	52,031

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	27,881

75	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	80,992

25	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	27,645
175	Total Diversified Financial Services				188,549
	Diversified Telecommunication Services – 5.2%

35	AT&T, Inc.	6.800%	5/15/36	A	38,399

10	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	10,225

25	Cincinnati Bell Inc.	8.750%	3/15/18	B2	25,438

25	Citizens Communications Company	9.000%	8/15/31	BB	25,375

10	Cox Communications, Inc.	5.500%	10/01/15	Baa2	10,906

15	France Telecom	5.375%	7/08/19	A–	16,192

10	Paetec Holding Corporation	8.875%	6/30/17	B1	10,338

30	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	31,125

50	Telecom Italia Capital	5.250%	10/01/15	BBB	51,620

25	Telefonica Emisiones SAU	4.949%	1/15/15	A–	26,537

45	Verizon Communications	6.250%	4/01/37	A	47,271

25	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	24,938
305	Total Diversified Telecommunication Services				318,364
	Electric Utilities – 0.3%

25	Edison Mission Energy	7.625%	5/15/27	B2	17,125
	Electronic Equipment & Instruments – 0.4%

20	ViaSystems Inc., 144A	12.000%	1/15/15	B+	22,050
	Energy Equipment & Services – 0.9%

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB+	6,335

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	26,122

25	Trico Shipping AS, 144A	11.875%	11/01/14	B1	25,406
55	Total Energy Equipment & Services				57,863
	Food & Staples Retailing – 1.0%

10	Safeway Inc.	6.250%	3/15/14	BBB	11,217

50	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	51,825
60	Total Food & Staples Retailing				63,042
	Food Products – 0.2%

5	General Mills, Inc.	6.000%	2/15/12	BBB+	5,414

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	5,532
10	Total Food Products				10,946

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure – 0.9%

$20	Brunswick Corporation	7.375%	9/01/23	Caa1	$17,100

20	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	21,900

15	McDonald’s Corporation	5.800%	10/15/17	A	17,002
55	Total Hotels, Restaurants & Leisure				56,002
	Household Durables – 0.6%

15	MDC Holdings Inc.	5.625%	2/01/20	BBB–	14,496

25	Meritage Homes Corporation, 144A	7.150%	4/15/20	B+	24,375
40	Total Household Durables				38,871
	Household Products – 0.6%

10	Clorox Company	3.550%	11/01/15	BBB+	10,347

25	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	26,688
35	Total Household Products				37,035
	Independent Power Producers & Energy Traders – 0.3%

25	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B–	20,125
	Industrial Conglomerates – 0.2%

10	Tyco International Group	6.000%	11/15/13	A–	11,173
	Insurance – 0.7%

25	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	26,999

15	MetLife Inc.	7.717%	2/15/19	A–	17,794
40	Total Insurance				44,793
	IT Services – 0.8%

15	First Data Corporation	9.875%	9/24/15	B–	13,800

10	Fiserv Inc.	6.125%	11/20/12	Baa2	10,923

25	Seagate HDD Cayman, 144A (WI/DD)	6.875%	5/01/20	Ba1	25,188
50	Total IT Services				49,911
	Machinery – 0.8%

25	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	23,875

20	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	22,800
45	Total Machinery				46,675
	Media – 5.3%

15	Allbritton Communications Company, 144A	8.000%	5/15/18	B	15,075

20	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	16,875

5	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	5,381

50	Comcast Corporation	5.850%	11/15/15	BBB+	55,551

20	McClatchy Company, 144A	11.500%	2/15/17	B1	21,500

35	Nielsen Finance LLC Co.	11.625%	2/01/14	B–	39,900

25	Sinclair Television Group, 144A	9.250%	11/01/17	B2	26,688

40	Time Warner Cable Inc.	6.200%	7/01/13	BBB	44,612

30	Time Warner Inc.	4.875%	3/15/20	BBB	29,787

25	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	24,875

25	Valassis Communications Inc.	8.250%	3/01/15	B1	26,531

20	WMG Acquisition Group	9.500%	6/15/16	BB	21,700
310	Total Media				328,475

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 1.3%

$5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	$4,800

20	BHP Billiton Finance Limited	5.500%	4/01/14	A+	22,242

25	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	25,750

5	Patriot Coal Corporation (WI/DD)	8.250%	4/30/18	B+	5,038

10	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	10,400

10	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	10,525
75	Total Metals & Mining				78,755
	Multiline Retail – 1.1%

10	Costco Wholesale Corporation	5.300%	3/15/12	A+	10,741

20	Home Depot, Inc.	5.400%	3/01/16	BBB+	21,965

35	Target Corporation	5.375%	5/01/17	A+	38,498
65	Total Multiline Retail				71,204
	Multi-Utilities – 0.4%

25	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	25,438
	Oil, Gas & Consumable Fuels – 4.6%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB	11,656

15	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	B	15,038

25	BP Capital Markets PLC	3.625%	5/08/14	Aa1	26,086

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,654

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	20,691

12	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	14,211

30	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	31,690

10	EOG Resources Inc.	5.625%	6/01/19	A–	10,997

15	Linn Energy LLC Finance Corporation, 144A	8.625%	4/15/20	Ba3	15,638

25	McMoran Exploration Corporation	11.875%	11/15/14	B	26,813

25	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	24,750

20	Occidental Petroleum Corporation	4.125%	6/01/16	A	21,110

15	Sandridge Energy Inc.	8.625%	4/01/15	B+	15,188

5	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	5,050

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	27,635

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	4,750
267	Total Oil, Gas & Consumable Fuels				281,957
	Real Estate Investment Trust – 0.3%

20	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	20,500
	Specialty Retail – 0.5%

25	Michael’s Stores	0.000%	11/01/16	CCC	23,281

10	TJX Companies, Inc.	4.200%	8/15/15	A	10,678
35	Total Specialty Retail				33,959
	Textiles, Apparel & Luxury Goods – 0.2%

10	Levi Strauss & Company, 144A (WI/DD)	7.625%	5/15/20	B+	10,150
	Tobacco – 0.6%

30	Altria Group Inc.	8.500%	11/10/13	Baa1	35,290
	Wireless Telecommunication Services – 1.6%

20	Cricket Communications Inc.	10.000%	7/15/15	B–	21,250

25	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	26,499

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services (continued)

$20	MetroPCS Wireless Inc.	9.250%	11/01/14	B	$20,849

5	Nokia Corporation	5.375%	5/15/19	A	5,311

25	Sprint Capital Corporation	6.900%	5/01/19	BB–	23,780
95	Total Wireless Telecommunication Services				97,689
$2,512	Total Corporate Bonds (cost $2,445,795)				2,627,291

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$5,112
	Total Convertible Bonds (cost $4,701)				5,112

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 78.9%

	Autos – Asset-Backed Securities – 12.1%

$144	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$148,153

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	347,840

119	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	121,047

124	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	129,544
727	Total Autos – Asset-Backed Securities				746,584
	Residential – Mortgage-Backed Securities – 66.8%

795	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	823,953

138	Federal National Mortgage Association Pool 946228	6.125%	9/01/37	AAA	147,339

926	Federal National Mortgage Association Pool 984834 (3)	5.000%	7/01/38	AAA	960,152

2,050	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	2,190,937
3,909	Total Residential – Mortgage-Backed Securities				4,122,381
$4,636	Total Asset-Backed and Mortgage-Backed Securities (cost $4,758,352)				4,868,965

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.7%

	Connecticut – 0.7%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$43,475
	Total Municipal Bonds (cost $40,000)				43,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.9%

$75	United States of America Treasury Bonds	4.250%	5/15/39	AAA	$71,625

20	United States of America Treasury Notes	1.375%	5/15/12	AAA	20,161

125	United States of America Treasury Notes	3.875%	2/15/13	AAA	133,662

100	United States of America Treasury Notes	2.750%	2/28/13	AAA	103,774

125	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/30	AAA	49,605

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations (continued)

$20	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/37	Aaa	$5,750

165	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/39	AAA	42,125
$630	Total U.S. Government and Agency Obligations (cost $424,800)				426,702

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.1%

$315	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $315,257, collateralized by $325,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $324,773		0.010%	5/03/10	$315,257
	Total Short-Term Investments (cost $315,257)				315,257
	Total Investments (cost $7,988,905) – 134.3%				8,286,802
	Other Assets Less Liabilities – (34.3)%				(2,114,221)
	Net Assets – 100%				$6,172,581

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	351,405	U.S. Dollar	201,378	5/04/10	$(782)
Euro	130,000	U.S. Dollar	174,855	6/01/10	1,748
Japanese Yen	17,646,345	U.S. Dollar	190,000	5/06/10	2,143
Mexican Peso	16,771	U.S. Dollar	1,366	5/03/10	4
New Zealand Dollar	5,200	U.S. Dollar	3,650	5/28/10	(124)
South African Rand	1,742,046	U.S. Dollar	232,174	5/11/10	(3,384)
Swedish Krona	1,377,929	U.S. Dollar	190,000	5/03/10	(238)
Swedish Krona	1,378,000	U.S. Dollar	190,117	6/03/10	(152)
U.S. Dollar	194,512	Brazilian Real	351,405	5/04/10	7,648
U.S. Dollar	200,037	Brazilian Real	351,405	6/02/10	928
U.S. Dollar	173,714	Euro	130,000	6/01/10	(608)
U.S. Dollar	190,000	Hungarian Forint	38,240,350	5/12/10	(772)
U.S. Dollar	190,000	Indonesian Rupiah	1,736,980,000	7/01/10	801
U.S. Dollar	202,683	Mexican Peso	2,479,933	6/16/10	(2,156)
U.S. Dollar	190,000	New Turkish Lira	285,494	5/10/10	1,581
U.S. Dollar	190,000	Polish Zloty	548,315	5/13/10	(4,131)
U.S. Dollar	233,753	South African Rand	1,742,046	5/11/10	1,805
U.S. Dollar	190,095	Swedish Krona	1,378,000	5/03/10	152
					$4,463

Interest Rate Swaps outstanding at April 30, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	2,500,000	NOK	Receive	6-Month NIBOR	4.590%	Annually	12/17/19	$(12,490)	$(12,490)
Credit Suisse	33,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	438	438
Credit Suisse	55,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(4,245)	(4,245)
Credit Suisse	22,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	3,293	3,293
Deutsche Bank AG	4,700,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(8,867)	(8,867)
Deutsche Bank AG	1,000,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	962	962
Deutsche Bank AG	6,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	20,016	20,016
Deutsche Bank AG	9,300,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	46,409	46,409
Deutsche Bank AG	4,600,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(30,688)	(30,688)
JPMorgan	400,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(17,549)	(17,549)
JPMorgan	949,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(8,918)	(8,918)

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2010

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	274,000,000	CLP	Pay	6-Month CLICP	4.580%	Semi-Annually	8/10/14	$74	$218
JPMorgan	8,000,000	MXN	Receive	28-Day MXN-TIIE	6.000	28-Day	3/28/12	(1,746)	(1,746)
JPMorgan	14,800,000	MXN	Pay	28-Day MXN-TIIE	7.130	28-Day	3/25/15	7,792	7,792
JPMorgan	6,800,000	MXN	Receive	28-Day MXN-TIIE	7.870	28-Day	3/18/20	(5,050)	(5,050)
Morgan Stanley	500,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(4,959)	(4,959)
RBC	2,500,000	CAD	Pay	3-Month CAD-BA-CDOR	2.180	Semi-Annually	4/23/12	4,748	4,748
RBC	1,300,000	PLN	Receive	6-Month WIBOR	5.330	Annually	4/27/20	1,431	1,431
RBC	2,300,000	AUD	Pay	3-Month AUD-BBR	5.420	Quarterly	3/30/12	4,012	4,012
RBC	490,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	13,896	13,983
									$8,790
*	Annualized.

Credit Default Swaps outstanding at April 30, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection	Current Credit Spread (5)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	DJ Investment Grade CDX	Sell (6)	0.76%	$3,000,000	1.000%	12/20/14	$23,133	$(7,941)
JPMorgan	DJ High Yield CDX	Sell (6)	3.98	1,598,000	5.000	6/20/14	67,844	455,359
								$447,418

Futures Contracts outstanding at April 30, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	Long	2	6/10	$435,156	$1,150
U.S. 5-Year Treasury Note	Long	1	6/10	115,859	395
U.S. 30-Year Treasury Bond	Long	6	6/10	714,375	15,873
					$17,418

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,627,291	$—	$2,627,291
Convertible Bonds	—	5,112	—	5,112
Asset-Backed and Mortgage-Backed Securities	—	4,868,965	—	4,868,965
Municipal Bonds	—	43,475	—	43,475
U.S. Government and Agency Obligations	329,222	97,480	—	426,702
Short-Term Investments	315,257	—	—	315,257
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	4,463	—	4,463
Interest Rate Swaps*	—	8,790	—	8,790
Credit Default Swaps*	—	447,418	—	447,418
Futures Contracts*	17,418	—	—	17,418
Total	$661,897	$8,102,994	$—	$8,764,891
*	Represents net unrealized appreciation (depreciation).

10	Nuveen Investments

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered not to be hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of April 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$16,810	Unrealized depreciation on forward foreign currency exchange contract	$12,347
Interest Rate	Futures	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	17,418	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	—
Credit	Swaps	Unrealized appreciation on credit default swaps**	455,359	Unrealized depreciation on credit default swaps**	7,941
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	103,302	Unrealized depreciation on interest rate swaps**	94,512
Total			$592,889		$114,800
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

April 30, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $7,986,860.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$304,111
Depreciation	(4,169)
Net unrealized appreciation (depreciation) of investments	$299,942

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(6)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

TBA	To be announced. Maturity date not known prior to settlement of the transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

P/O	Principal only security.

WI/DD	Purchased on a when-issued or delayed delivery basis.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

CAD-BA-CDOR	Canadian Dollar-Bankers Acceptance-Canadian Deposit Offered Rate

CLICP	Sinacofi Chile Interbank Rate Average

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

WIBOR	Warsaw Inter-Bank Offered Rate

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama – 2.1%

$1,020	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/10	No Opt. Call	A–	$1,036,891

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A2	939,922

540	Gadsden, Alabama, General Obligation Warrants, Series 2005, 5.000%, 3/01/19 – AMBAC Insured	No Opt. Call	N/R	565,272
2,410	Total Alabama			2,542,085
	Alaska – 0.8%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	Aa3	150,229

830	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	823,933
975	Total Alaska			974,162
	Arizona – 0.8%

1,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	955,670

95	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	93,166
1,095	Total Arizona			1,048,836
	Arkansas – 2.5%

900	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA/FNMA Mortgage-Backed Securities Program, Series 2000F, 6.250%, 7/01/31 (Alternative Minimum Tax)	7/10 at 100.00	AAA	937,791

1,000	Benton, Arkansas, Public Utility Revenue Bonds, Series 2006, 5.000%, 9/01/21 – AMBAC Insured	3/17 at 100.00	N/R	1,039,040

	Bryant, Arkansas, Capital Improvement Refunding and Construction Revenue Bonds, Series 2010:
500	4.875%, 2/01/35	8/15 at 100.00	N/R	500,765
640	5.000%, 2/01/40	8/15 at 100.00	N/R	640,832
3,040	Total Arkansas			3,118,428
	California – 13.2%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–	505,710

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 18.942%, 10/01/38 (IF)	10/18 at 100.00	AA+	649,770

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	5/10 at 100.00	AAA	100,408

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	257,610

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	589,105

250	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series 2005K, 5.000%, 11/01/24	11/15 at 100.00	A2	249,490

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,136,900

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	10/10 at 100.00	AA+	732,276

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AAA	1,150,830

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
325	4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A2	341,354
1,100	5.000%, 6/01/17	6/17 at 100.00	A2	1,100,385

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	$1,016,000

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,062,820

500	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	427,985

1,000	Palo Alto Unified School District, Santa Clara County, California, General Obligation Bonds, Capital Appreciation Series 2008, 0.000%, 8/01/26	No Opt. Call	AAA	460,390

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	Aa2	1,086,780

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AAA	901,944

1,000	San Gorgonio Memorial Healthcare District,Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	A1	1,104,950

1,500	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Refunding Bonds, Capital Projects, Series 2009A, 5.250%, 7/15/25	1/20 at 100.00	AA+	1,630,647

1,275	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	AA–	1,176,175

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	776,760
16,195	Total California			16,458,289
	Colorado – 1.1%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	505,430

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB	79,489

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	300,525

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	538,611
1,410	Total Colorado			1,424,055
	District of Columbia – 0.4%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	451,080
	Florida – 3.7%

1,500	Bay County School Board, Florida, Certificates of Participation Master Lease Program Series 2007A, 5.000%, 7/01/24 – AMBAC Insured	7/17 at 100.00	N/R	1,456,902

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	21,976

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	18,009

200	Brevard County, Florida, North Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.625%, 7/01/15 – AMBAC Insured	No Opt. Call	N/R	223,486

360	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/22 – AMBAC Insured	No Opt. Call	N/R	367,538

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA	802,028

450	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	482,963

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$130	Lee County, Florida, Passenger Facility Charge Revenue Bonds, Series 1998 Refunding, 5.000%, 10/01/18 – AMBAC Insured	10/10 at 100.00	N/R	$130,040

250	Levy County, Florida, School Board Certificates of Participation, Series 2005, 3.125%, 7/01/11 – AMBAC Insured	No Opt. Call	N/R	254,720

475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.250%, 10/01/30	10/20 at 100.00	A2	486,471

60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+	58,679

100	Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/15 – AMBAC Insured	12/13 at 100.00	Aa3	107,225

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	73,178

25	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	N/R	24,999

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	68,786
4,500	Total Florida			4,577,000
	Georgia – 3.4%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	677,931

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:
500	6.000%, 11/01/22	11/19 at 100.00	A1	558,500
500	6.000%, 11/01/24	11/19 at 100.00	A1	551,375

500	Gwinnett County Development Authority, Georgia, Certificates of Participation, County Public Schools Project, Series 2006, 5.250%, 1/01/19 – NPFG Insured	No Opt. Call	AA+	573,375

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	63,664

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	514,535

45	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/12	No Opt. Call	A	46,972

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	392,851

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	788,288
3,855	Total Georgia			4,167,491
	Guam – 0.4%

500	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	515,875
	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	853,868

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	135,975
410	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	430,480
1,290	Total Idaho			1,420,323
	Illinois – 11.2%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,069,290

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	A	1,143,688

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$355	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	Aa2	$369,101

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–	506,345

750	Cook County School District 144, Illinois, General Obligation Bonds, Lease Obligation Alternate Revenue Source, Series 2010, 5.000%, 12/01/11 (WI/DD, Settling 5/03/10)	9/10 at 100.00	N/R	751,478

255	Green Oaks Village, Illinois, General Obligation Bonds, Series 2009, 5.500%, 12/01/28	No Opt. Call	AAA	276,359

200	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.500%, 11/15/14 – NPFG Insured	No Opt. Call	AA	217,648

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	800,835

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	608,706

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa2	1,062,510

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	715,974

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
665	6.250%, 1/01/17	1/13 at 100.00	Baa1	685,981
60	5.500%, 1/01/22	1/13 at 100.00	Baa1	59,791

800	Markham, Cook County, Illinois, General Obligation Bonds, Library Purpose Series 2005B, 5.250%, 1/01/18 – RAAI Insured	No Opt. Call	N/R	826,344

	Markham, Illinois, General Obligation Bonds, Series 2008A:
605	4.750%, 2/01/17	No Opt. Call	BBB	622,914
455	4.750%, 2/01/18	No Opt. Call	BBB	466,839

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	671,065

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	303,923

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A+	275,453

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AAA	842,535

1,060	Tazewell County School District 51, Illinois, General Obligation Bonds, Series 2007, 9.000%, 12/01/26 – FGIC Insured	No Opt. Call	A1	1,614,854
12,640	Total Illinois			13,891,633
	Indiana – 4.5%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	276,815

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	790,238

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,018,190

1,000	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	1,001,100

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	550,394

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	270,608

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	A	$882,711

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	A	74,138

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AAA	766,695
5,275	Total Indiana			5,630,889
	Kansas – 0.4%

515	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	537,032
	Kentucky – 0.4%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	543,365
	Louisiana – 0.7%

500	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	485,440

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	416,894
930	Total Louisiana			902,334
	Maine – 0.3%

410	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	411,792
	Maryland – 1.0%

750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured	1/15 at 100.00	N/R	827,805

530	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	426,306
1,280	Total Maryland			1,254,111
	Massachusetts – 1.6%

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	184,468

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	851,243

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28	1/18 at 100.00	N/R	275,049

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.073%, 12/15/34 (IF)	12/19 at 100.00	AAA	670,794
1,835	Total Massachusetts			1,981,554
	Michigan – 3.3%

500	Detroit, Michigan, General Obligation Bonds, Tax Anticipation Notes, Series 2009C, 10.000%, 10/01/10	No Opt. Call	N/R	499,550

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	769,643

1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2006, 5.000%, 3/21/11 – AMBAC Insured	No Opt. Call	SP–1	1,000,842

80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	10/10 at 100.00	Aa3	80,004

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
100	5.250%, 8/15/23 – ACA Insured	8/10 at 100.00	BB–	85,627

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Michigan (continued)
$30	5.250%, 8/15/23	8/10 at 100.00	Ba3		$25,688
120	5.250%, 8/15/28 – ACA Insured	8/10 at 100.00	BB–		94,754

75	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/10 at 100.00	BB–		65,832

320	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	8/10 at 100.00	BB–		255,843

860	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	Aa2		876,073

15	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	Aa2	(4)	15,606

15	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.250%, 8/15/13	8/10 at 100.00	BB–		15,002

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3		279,033
4,165	Total Michigan				4,063,497
	Minnesota – 0.1%

105	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 4.150%, 4/01/12	No Opt. Call	BBB		107,997
	Missouri – 2.6%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A		1,031,530

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A		1,037,650

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A		615,300

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R		220,841

360	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – NPFG Insured	No Opt. Call	A		361,519
3,247	Total Missouri				3,266,840
	Nebraska – 0.4%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2		530,215
	Nevada – 0.7%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3		834,169

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R		94,439
915	Total Nevada				928,608
	New Jersey – 1.7%

	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2004:
750	5.250%, 12/01/18 – AMBAC Insured	12/14 at 100.00	N/R		795,998
500	5.250%, 12/01/20 – AMBAC Insured	12/14 at 100.00	N/R		524,310

805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA		841,233
2,055	Total New Jersey				2,161,541

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.2%

$250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	$218,400
	New York – 4.8%

500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Staten Island University Hospital, Series 1998, 5.000%, 7/01/17 – AMBAC Insured	7/10 at 100.00	Ba2	489,075

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	No Opt. Call	BBB–	604,159

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	97,731

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
175	5.000%, 3/01/15	No Opt. Call	A	190,442
1,000	5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	953,550

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.554%, 6/15/37 (IF)	6/17 at 100.00	AA+	586,290

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	620,115

435	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	9/10 at 100.00	Aa1	442,077

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	539,410

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	1,014,026

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	471,204
5,765	Total New York			6,008,079
	North Carolina – 3.0%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	98,311

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28	7/20 at 100.00	A+	1,011,250

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	408,681

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	541,245

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BB	722,381

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	556,960

310	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/17 – AMBAC Insured	No Opt. Call	N/R	333,861

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	105,099
3,600	Total North Carolina			3,777,788
	Ohio – 2.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
715	5.000%, 6/01/16	No Opt. Call	BBB	726,969
305	5.000%, 6/01/17	No Opt. Call	BBB	306,251

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$95	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	$87,761

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	255,288

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	A2	775,178

1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,063,440
3,105	Total Ohio			3,214,887
	Oregon – 0.8%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 0.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AAA	998,560
	Pennsylvania – 6.3%

1,980	Blair County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.375%, 8/01/16 – AMBAC Insured	No Opt. Call	N/R	2,210,309

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB	267,350

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	20,049

1,200	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F, 0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	724,308

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AAA	1,330,050

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R	100,385

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	Baa3	527,355

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA	390,386

365	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	365,785

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	A1	942,367

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	A1	908,208
7,770	Total Pennsylvania			7,786,552
	Rhode Island – 1.5%

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	262,908

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,385	6.000%, 6/01/23	6/12 at 100.00	BBB	1,398,933
100	6.125%, 6/01/32	6/12 at 100.00	BBB	96,995
50	6.250%, 6/01/42	6/12 at 100.00	BBB	47,996
1,785	Total Rhode Island			1,806,832
	South Carolina – 1.4%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A1	506,245

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–	436,860

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	806,903

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	South Carolina (continued)

$10	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	$10,653
1,650	Total South Carolina				1,760,661
	Tennessee – 1.0%

100	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		105,935

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		919,820

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
110	5.000%, 9/01/15	No Opt. Call	BB+		115,017
50	5.000%, 9/01/16	No Opt. Call	BB+		51,113
70	5.250%, 9/01/26	No Opt. Call	BB+		67,467
1,330	Total Tennessee				1,259,352
	Texas – 7.9%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB		774,173

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	No Opt. Call	Aaa		1,403,725

675	Clifton, Texas, Higher Education Finance Corporation, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–		681,926

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	A		653,738

1,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J, 6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R		1,075,750

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2		225,338
325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A		356,522

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3		393,679

630	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds, Series 2006B, 5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	10/16 at 100.00	AAA		641,390

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	Aa3		561,708

2,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+		2,019,937

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB+		992,510
9,530	Total Texas				9,780,396
	Utah – 1.6%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A+		806,933

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R		91,295

140	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–		136,648

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.180%, 6/15/36 – AGM Insured (IF)	6/18 at 100.00	AAA		910,470
1,740	Total Utah				1,945,346

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 2.4%

$300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	A	$321,564

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,005,710

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,120,560

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	505,975
2,800	Total Virgin Islands			2,953,809
	Virginia – 0.8%

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,001,024
	Washington – 0.7%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	86,336

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	74,657

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	BBB	35,612
660	6.625%, 6/01/32	6/13 at 100.00	BBB	663,505
870	Total Washington			860,110
	Wisconsin – 1.8%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	960,470

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,147,510
90	6.000%, 5/01/33	No Opt. Call	AA–	100,538
2,090	Total Wisconsin			2,208,518
	Wyoming – 0.2%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	268,563
$114,442	Total Investments (cost $114,489,802) – 95.4%			118,757,909
	Other Assets Less Liabilities – 4.6%			5,771,191
	Net Assets – 100%			$124,529,100

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$118,757,909	$—	$118,757,909

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $114,426,743.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$4,663,396
Depreciation	(332,230)
Net unrealized appreciation (depreciation) of investments	$4,331,166

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2010